Foreign Operations (Details) - Foreign Subsidiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign Operations [Line Items]
Total assets	$ 18,290	$ 24,132
Total liabilities	22,053	62,753
Property and equipment total	5,454	14,500
Revenues recognized
Total expenses foreign subsidiary	$ 312,804	$ 282,661